CONSOLIDATED FINANCIAL STATEMENT DETAILS - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Goodwill	$ 158,800,000	$ 158,800,000	$ 158,800,000
Kupol | CGU
Gold price (per ounce)
Short-term	1,700	1,700
Long-term	1,500	1,500
Silver price (per ounce)
Short-term	20	20
Long-term	20	20
Oil (per barrel)
Short-term	70	55
Short-term, 2022	70
Short-term, 2023	60
Short-term, 2024	60
Long-term	$ 55	$ 55
Discount rate	3.63%	3.61%